Leases (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) m²	Dec. 31, 2019 USD ($) m²	Dec. 31, 2018 USD ($) m²
First One-Year Lease Agreement [Member]
Leases (Details) [Line Items]
Area of land (in Square Meters) | m²	700	700	700
Operating lease rental payment	$ 95,913	$ 91,188	$ 95,219
Second One-Year Operating Lease Agreement [Member]
Leases (Details) [Line Items]
Area of land (in Square Meters) | m²	500	500	500
Operating lease rental payment	$ 20,299	$ 14,280	$ 13,210
Lease Agreement for Fiscal Year 2021 [Member]
Leases (Details) [Line Items]
Area of land (in Square Meters) | m²	6,440
Operating lease rental payment	$ 276,000
Third One-Year Operating Lease Agreement [Member]
Leases (Details) [Line Items]
Area of land (in Square Meters) | m²	1,097	1,097
Operating lease rental payment	$ 83,505	$ 83,361
Third Second-Year Operating Lease Agreement [Member]
Leases (Details) [Line Items]
Operating lease rental payment	$ 77,000
Fourth One-Year Operating Lease Agreement [Member]
Leases (Details) [Line Items]
Area of land (in Square Meters) | m²	404
Operating lease rental payment	$ 32,261
Fourth Second-Year Operating Lease Agreement [Member]
Leases (Details) [Line Items]
Area of land (in Square Meters) | m²	5,976
Operating lease rental payment	$ 420,000